Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations
NOTE 1 — Description of Organization and Business Operations
Leafly Holdings, Inc. (“Leafly” or “the Company”) operates an online cannabis information resource platform and was incorporated in the state of Washington on November 8, 2011. Leafly is headquartered in Seattle, Washington.
The Company has two wholly owned subsidiaries, Leafly Canada Ltd. (“Leafly Canada”) and LMarket, LLC (“Leafly Market”). In April 2020, Leafly Market discontinued operations. The accompanying consolidated financial statements include the financial results of the Company and its wholly owned subsidiaries.
On February 4, 2022 (the “Closing Date”), the Company and Merida Merger Corp I (“Merida”) consummated the business combination pursuant to the Agreement and Plan of Merger, dated as of August 9, 2021 and amended on September 8, 2021 and on January 11, 2022 (as amended, the “Merger Agreement”), by and among Merida, Merida Merger Sub, Inc., a Washington corporation (“Merger Sub I”), Merida Merger Sub II, LLC, a Washington limited liability company (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”), and Leafly Holdings, Inc., a Washington corporation (“Leafly”) (the “Business Combination”). The Business Combination resulted in the merger of a subsidiary of Merida into the Company, with the Company being the surviving entity and a wholly-owned subsidiary of Merida. All equity securities of the Company converted into the right to receive the applicable portion of merger consideration pursuant to the terms and subject to the conditions set forth in the Merger Agreement. The Business Combination is accounted for as a recapitalization of Leafly (see Note 19).
Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions have been eliminated upon consolidation.
Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no effect on the reported results of operations.
Certain Risks and Uncertainties
In December 2019, a novel strain of coronavirus
(“COVID-19”)
was first identified, and in March 2020, the World Health Organization categorized
COVID-19
as a pandemic. Measures taken by various governments to contain the virus have affected economic activity. The Company has taken measures to monitor and mitigate the effects of
COVID-19,
including safety and health measures for employees (such as social distancing and working from home).
There is significant uncertainty around the ongoing disruptions related to the
COVID-19
pandemic and its impact on the global economy. The extent to which the
COVID-19
pandemic could have a significant adverse impact on the Company could be material and cannot be predicted with certainty. At this point, the Company cannot estimate the impact of the outbreak and no provision for this outbreak is reflected in the accompanying financial statements.